Balance Sheet Accounts (Inventory) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 3,392	$ 1,227
Finished goods	3,789	1,639
Inventory	$ 7,181	$ 2,866